Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net sales	$ 85,426		$ 13,350
Cost of goods sold	1,696		6,648
Gross profit	83,730		6,702
Operating Expenses
Research and development	402,387	1,353,050	3,422,897	2,375,163
Selling, general and administrative	1,455,636	1,779,619	9,504,711	10,924,374
Total operating expenses	1,858,023	3,132,669	12,927,608	13,299,537
Operating loss	(1,774,293)	(3,132,669)	(12,920,906)	(13,299,537)
Other Income (Expense)
Change in fair value of derivative liabilities	561,350	12,417,450	(28,250,727)	12,275,217
Loss on issuance of common stock and warrants				(31,033,622)
Interest income	191	16,271	19,094	13,806
Interest expense	(147,233)	(106,422)	(108,971)	(366,963)
Other income (expense)	(70,683)		257,510	(5,934)
Total other income (expense)	343,625	12,327,299	(28,083,094)	(19,117,496)
Net (loss) income before provision for income taxes	(1,430,668)	9,194,630	(41,004,000)	(32,417,033)
Provision for income taxes
Net (loss) income	$ (1,430,668)	$ 9,194,630	$ (41,004,000)	$ (32,417,033)
Weighted average number of shares of common stock outstanding – basic (in Shares)	7,786,342	3,001,784	3,946,294	2,051,708
Weighted average number of shares of common stock outstanding, diluted (in Shares)	7,786,342	3,048,833	3,946,294	2,051,708
Basic net loss per share of common stock (in Dollars per share)	$ (0.18)	$ 3.06	$ (10.39)	$ (15.8)
Diluted net loss per share of common stock (in Dollars per share)	$ (0.18)	$ (0.3)	$ (10.39)	$ (15.8)